Trade Receivables and Other Receivables (Details) - Schedule of trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables [Abstract]
Trade receivables	$ 3,530	$ 713
Provision for impairment	(108)
Total	$ 3,422	$ 713